Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable and Allowances for Loan Losses [Abstract]
Allowance for loan losses and recorded investment in financing receivables

An analysis of the change in the allowance for loan losses is as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2012
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other	Total
Allowance for loan losses:

Beginning balance	$34,227	$2,566	$903	$3,971	$41,667
Charge-offs	(51,265)	(2,489)	(249)	(1,610)	(55,613)
Recoveries	1,950	450	14	190	2,604

Net charge-offs	(49,315)	(2,039)	(235)	(1,420)	(53,009)
Provision for loan losses	48,285	2,207	2,665	4,058	57,215

Ending balance	$33,197	$2,734	$3,333	$6,609	$45,873

Ending balance: individually evaluated for impairment	$951	$—	$98	$—	$1,049

Ending balance: collectively evaluated for impairment	$32,246	$2,734	$3,235	$6,609	$44,824

Financing Receivables:
Ending balance	$1,725,567	$238,562	$273,413	$38,618	$2,276,160

Ending balance: individually evaluated for impairment	$71,443	$4,756	$5,612	$631	$82,442

Ending balance: collectively evaluated for impairment	$1,654,124	$233,806	$267,801	$37,987	$2,193,718

(1)	Amount includes both home equity lines of credit and term loans

	For the Year Ended December 31, 2011
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other	Total
Allowance for loan losses:

Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387

Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans

At or for the Year Ended December 31,	2010
Balance, beginning of year	$59,953
Charge-offs	(80,802)
Recoveries	1,044

Net charge-offs	(79,758)
Provision for loan losses	101,518

Balance, end of year	$81,713

Components of impaired loans held-for-investment

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans

For the Year Ended December 31, 2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$17,257	$19,260	$—	$14,977	$53	$53
Commercial & industrial, held for sale	1,125	2,252	—	1,987	—	—
CRE owner occupied	22,586	44,110	—	25,521	86	86
CRE owner occupied, held for sale	5,596	17,091	—	11,384	—	—
CRE non-owner occupied	5,305	9,761	—	14,452	24	24
CRE non-owner occupied, held for sale	5,428	9,583	—	5,269	—	—
Land and development	20,649	33,607	—	27,353	22	22
Land and development, held for sale	589	2,124	—	1,255	—	—
Consumer:
Residential real estate	5, 428	5,852	—	4,334	—	—
Home Equity Lines of Credit	3,582	4,610	—	2,942	9	9
Home Equity Term Loans	1,174	1,285	—	1,023	3	3
Other	631	1,489	—	231	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$—	$939	$—	$1,222	$—	$—
CRE owner occupied	4,649	8,779	649	6,029	—	—
Land and development	997	1,013	302	553	—	—
Consumer:
Residential Real Estate	184	194	98	71	—	—
Other	—	—	—	4	—	—

Total commercial	$84,182	$148,519	$951	$110,002	$185	$185
Total consumer	$10,999	$13,430	$98	$8,605	$12	$12

Impaired Loans

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$9,180	$67	$67
CRE owner occupied	32,202	55,982	—	36,266	357	357
CRE non-owner occupied	7,308	8,584	—	15,299	36	36
Land and development	25,925	26,148	—	29,932	57	57
Consumer:
Residential real estate	2,433	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$13,368	$337	$337
CRE owner occupied	9,706	14,449	2,448	18,929	212	212
CRE non-owner occupied	2,565	3,468	229	6,211	438	438
Land and development	6,854	7,063	2,490	7,937	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,582	$5,429	$136,582	$1,504	$1,504
Total consumer	$7,214	$8,726	$61	$1,354	$—	$—

Impaired Loans

For the Year Ended December 31, 2010

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$8,650	$9,570	$—	$5,387	$58	$58
CRE owner occupied	32,325	65,398	—	37,502	18	18
CRE non-owner occupied	24,047	33,445	—	9,398	—	—
Land and development	21,044	33,387	—	12,343	9	9
Consumer:
Residential real estate	—	—	—	23	—	—
Other	—	—	—	644	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$26,938	$32,365	$6,109	$20,959	$454	$438
CRE owner occupied	20,365	25,099	4,800	22,463	433	420
CRE non-owner occupied	20,275	26,512	4,770	8,998	—	—
Land and development	27,085	28,460	5,401	9,209	29	29
Consumer:
Other	—	—	—	323	—	—

Total commercial	$180,729	$254,236	$21,080	$126,259	$1,001	$972
Total consumer	$—	$—	$—	$990	$—	$—

Analysis of the company's TDR agreements

The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2012:

Troubled Debt Restructuring as of December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Loans held-for-investment
CRE owner occupied	1	$8,955	$8,382
Land and development	1	371	749
CRE non-owner occupied	1	265	—

Troubled Debt Restructuring as of December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	4	$8,277	$7,855
CRE owner occupied	6	19,363	9,329
Land and development	1	1,745	691

Troubled Debt Restructurings That Subsequently Defaulted

For the Year Ended December 31, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$3,257	$5,225
CRE owner occupied (1)	3	10,928	3,525
Land and development	1	371	749

(1)	One of the above contracts was charged off during the twelve months ended December 31, 2012. The recorded investment on this contract is now $139 thousand. The other contracts are displayed in the table above outstanding as of December 31, 2012.

Troubled Debt Restructurings That Subsequently Defaulted

For the Year Ended December 31, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial (1)	5	$8,400	$7,978
CRE owner occupied	7	18,922	9,451

(1)	One of the above contracts was charged off during the twelve months ended December 31, 2011. The recorded investment on this contract is now $0. The other contracts are displayed in the table above outstanding as of December 31, 2011.

Company's distribution of risk ratings within the held-for-investment loan portfolio

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2012 and 2011:

Credit Quality Indicators

As of December 31, 2012

Credit Risk by Internally Assigned Grade

	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$479,983	$456,576	$544,645	$32,791	$200,429	$29,561	$265,139	$37,561
Special Mention	36,233	19,955	24,885	—	—	—	—	—
Substandard	40,750	51,294	15,327	23,128	7,291	1,281	8,274	1,057

Total	$556,966	$527,825	$584,857	$55,919	$207,720	$30,842	$273,413	$38,618

Credit Quality Indicators

As of December 31, 2011

Credit Risk by Internally Assigned Grade

	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

Company's analysis of past due held-for-investment loans

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2012 and 2011:

Aging of Receivables

For the Year Ended December 31, 2012

	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$3,192	$797	$2,350	$6,339	$550,627	$556,966	$—
CRE owner occupied	5,828	223	10,811	16,862	510,963	527,825	—
CRE non-owner occupied	4,037	1	2,974	7,012	577,845	584,857	—
Land and development	3,823	—	12,139	15,962	39,957	55,919	—
Consumer:
Home equity lines of credit	2,296	880	2,518	5,694	202,026	207,720	—
Home equity term loans	960	340	972	2,272	28,570	30,842	—
Residential real estate	8,387	328	5,288	14,003	259,410	273,413	—
Other	599	273	499	1,371	37,247	38,618	—

Total	$29,122	$2,842	$37,551	$69,515	$2,206,645	$2,276,160	$—

Aging of Receivables

For the Year Ended December 31, 2011

	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,365	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,981	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154